Restructuring, Impairment and Plant Closing and Transition Costs - Accrued Liabilities by Initiatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued liabilities by initiatives
Estimated reserve	$ 8	$ 22	$ 19	$ 16
Performance Additives
Accrued liabilities by initiatives
Estimated reserve		1	$ 1
Initiatives 2019 and prior
Accrued liabilities by initiatives
Estimated reserve	4	8
Initiatives 2020
Accrued liabilities by initiatives
Estimated reserve	3	14
Initiatives 2022
Accrued liabilities by initiatives
Estimated reserve	$ 1	$ 0